UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-04727
                                                     ---------

                      Phoenix Strategic Equity Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                              Greenfield, MA 01301
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)



             Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer,             John H. Beers, Esq.
    Counsel and Secretary for Registrant        Vice President and Secretary
       Phoenix Life Insurance Company          Phoenix Life Insurance Company
              One American Row                      One American Row
           Hartford, CT 06103-2899                 Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                        Date of fiscal year end: April 30
                                                 --------

                   Date of reporting period: January 31, 2006
                                             ----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule of Investments is attached herewith.

PHOENIX STRATEGIC EQUITY SERIES FUND
GLOSSARY
January 31, 2006


ADR (American Depository Receipt)
Represents shares of foreign companies traded in U.S. dollars on U.S. exchanges that are held by a bank or a trust. Foreign companies use ADRs in order to make it easier for Americans to buy their shares.

Sponsored ADR
An ADR which is issued with the cooperation of the company whose stock will underlie the ADR. These shares carry all the rights of the common share such as voting rights. ADR's must be sponsored to be able to trade on the NYSE.

Phoenix Dynamic Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)


                                                 SHARES         VALUE
                                                 ------      -----------

DOMESTIC COMMON STOCKS--90.1%

AEROSPACE & DEFENSE--2.6%
Precision Castparts Corp.                         5,900      $   294,705

APPAREL RETAIL--2.3%
DSW, Inc. Class A(b)                              4,600          122,958
Urban Outfitters, Inc.(b)                         4,900          133,819
                                                             -----------
                                                                 256,777
                                                             -----------

APPAREL, ACCESSORIES & LUXURY GOODS--5.9%
Carter's, Inc.(b)                                 4,900          333,151
Polo Ralph Lauren Corp.                           5,950          337,008
                                                             -----------
                                                                 670,159
                                                             -----------

ASSET MANAGEMENT & CUSTODY BANKS--3.0%
T. Rowe Price Group, Inc.                         4,500          343,935

BIOTECHNOLOGY--2.7%
PDL BioPharma, Inc.(b)                           10,750          313,363

BROADCASTING & CABLE TV--1.9%
XM Satellite Radio Holdings, Inc.
  Class A(b)                                      8,200          214,676

CATALOG RETAIL--2.2%
Coldwater Creek, Inc.(b)                         12,300          250,920

COMMUNICATIONS EQUIPMENT--4.1%
ADTRAN, Inc.                                      6,000          175,980
Comverse Technology, Inc.(b)                     10,500          287,595
                                                             -----------
                                                                 463,575
                                                             -----------

COMPUTER STORAGE & PERIPHERALS--1.7%
SanDisk Corp.(b)                                  2,900          195,344

CONSUMER ELECTRONICS--1.3%
Harman International Industries,
  Inc.                                            1,400          154,000

DATA PROCESSING & OUTSOURCED SERVICES--2.9%
CheckFree Corp.(b)                                6,350          329,057

EDUCATION SERVICES--2.9%
Bright Horizons Family Solutions,
  Inc.(b)                                         8,450          330,226

HEALTH CARE EQUIPMENT--15.7%
Hologic, Inc.(b)                                  8,350          429,691
Intuitive Surgical, Inc.(b)                       3,700          509,305
ResMed, Inc.(b)                                   8,800          347,072
St. Jude Medical, Inc.(b)                         5,900          289,867


                                                 SHARES         VALUE
                                                 ------      -----------

HEALTH CARE EQUIPMENT--(CONTINUED)
Ventana Medical Systems, Inc.(b)                  5,350      $   215,819
                                                             -----------
                                                               1,791,754
                                                             -----------

HEALTH CARE FACILITIES--4.5%
Psychiatric Solutions, Inc.(b)                    9,300          306,807
Sunrise Senior Living, Inc.(b)                    5,700          207,195
                                                             -----------
                                                                 514,002
                                                             -----------

HOTELS, RESORTS & CRUISE LINES--0.8%
Royal Caribbean Cruises Ltd.                      2,150           87,935

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.8%
Robert Half International, Inc.                   8,850          323,290

INTERNET SOFTWARE & SERVICES--5.0%
Openwave Systems, Inc.(b)                        15,900          342,804
Websense, Inc.(b)                                 3,450          227,458
                                                             -----------
                                                                 570,262
                                                             -----------

INVESTMENT BANKING & BROKERAGE--2.9%
Greenhill & Co., Inc.                             5,700          325,926

IT CONSULTING & OTHER SERVICES--0.8%
SRA International, Inc. Class A(b)                2,900           92,104

LEISURE FACILITIES--2.7%
Life Time Fitness, Inc.(b)                        8,050          310,650

MANAGED HEALTH CARE--1.9%
WellCare Health Plans, Inc.(b)                    5,500          222,365

OIL & GAS EXPLORATION & PRODUCTION--6.4%
Denbury Resources, Inc.(b)                       12,000          357,240
Range Resources Corp.                            12,450          371,881
                                                             -----------
                                                                 729,121
                                                             -----------

RESTAURANTS--1.8%
Panera Bread Co. Class A(b)                       3,100          211,110

SYSTEMS SOFTWARE--4.7%
MICROS Systems, Inc.(b)                           4,000          184,600
Red Hat, Inc.(b)                                 12,200          353,190
                                                             -----------
                                                                 537,790
                                                             -----------

TRADING COMPANIES & DISTRIBUTORS--2.5%
Fastenal Co.                                      7,400          282,310

WIRELESS TELECOMMUNICATION SERVICES--4.1%
NII Holdings, Inc.(b)                             9,350          462,451

Phoenix Dynamic Growth Fund

                                                 SHARES         VALUE
                                                 ------      -----------

--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $8,891,486)                                 $10,277,807
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--5.0%

OIL & GAS DRILLING--2.9%
Nabors Industries Ltd. (United
  States)(b)                                      4,150          337,188

SEMICONDUCTORS--2.1%
Marvell Technology Group Ltd.
  (Japan)(b)                                      3,450          236,049
--------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $496,773)                                       573,237
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.1%
(IDENTIFIED COST $9,388,259)                                  10,851,044
--------------------------------------------------------------------------------


                                                  PAR
                                                 VALUE
                                                  (000)
                                                 ------

SHORT-TERM INVESTMENTS--5.2%

FEDERAL AGENCY SECURITIES(d)--5.2%
FNMA 4.343%, 2/1/06                                $590          590,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $590,000)                                       590,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $9,978,259)                                  11,441,044(a)

Other assets and liabilities, net--(0.3)%                        (37,148)
                                                             -----------
NET ASSETS--100.0%                                           $11,403,896
                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,606,830 and gross depreciation of $144,045 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $9,978,259.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Fundamental Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                 SHARES         VALUE
                                                 ------      -----------

DOMESTIC COMMON STOCKS--86.0%

APPAREL RETAIL--0.7%
Chico's FAS, Inc.(b)                              4,600      $   200,376

APPAREL, ACCESSORIES & LUXURY GOODS--0.8%
Coach, Inc.(b)                                    6,000          215,700

APPLICATION SOFTWARE--2.3%
Autodesk, Inc.                                   15,200          616,968

BIOTECHNOLOGY--5.4%
Biogen Idec, Inc.(b)                              9,200          411,700
Cephalon, Inc.(b)                                 5,500          389,895
Genentech, Inc.(b)                                7,700          661,584
                                                             -----------
                                                               1,463,179
                                                             -----------

COAL & CONSUMABLE FUELS--3.0%
Peabody Energy Corp.                              8,000          796,080

COMMUNICATIONS EQUIPMENT--4.7%
Corning, Inc.(b)                                 29,000          706,150
QUALCOMM, Inc.                                   11,800          565,928
                                                             -----------
                                                               1,272,078
                                                             -----------

COMPUTER & ELECTRONICS RETAIL--0.7%
GameStop Corp. Class A(b)                         4,900          197,519

COMPUTER HARDWARE--4.9%
Apple Computer, Inc.(b)                           8,300          626,733
Hewlett-Packard Co.                              22,000          685,960
                                                             -----------
                                                               1,312,693
                                                             -----------

DIVERSIFIED BANKS--2.5%
Bank of America Corp.                            15,400          681,142

DIVERSIFIED CHEMICALS--1.7%
Dow Chemical Co. (The)                           11,000          465,300

DRUG RETAIL--1.8%
Walgreen Co.                                     10,900          471,752

ELECTRICAL COMPONENTS & EQUIPMENT--2.0%
Emerson Electric Co.                              6,900          534,405

HEALTH CARE EQUIPMENT--7.2%
Hologic, Inc.(b)                                  9,000          463,140
Hospira, Inc.(b)                                 17,200          769,700
St. Jude Medical, Inc.(b)                         7,600          373,388


                                                 SHARES         VALUE
                                                 ------      -----------

HEALTH CARE EQUIPMENT--(CONTINUED)
Varian Medical Systems, Inc.(b)                   5,800      $   349,218
                                                             -----------
                                                               1,955,446
                                                             -----------

HEALTH CARE FACILITIES--1.1%
Psychiatric Solutions, Inc.(b)                    8,900          293,611

HEALTH CARE SERVICES--1.0%
Omnicare, Inc.                                    5,400          268,380

HOTELS, RESORTS & CRUISE LINES--2.5%
Marriott International, Inc. Class A             10,200          679,728

INDUSTRIAL MACHINERY--1.3%
Danaher Corp.                                     6,200          351,168

INTEGRATED OIL & GAS--1.2%
Exxon Mobil Corp.                                 5,300          332,575

INTERNET SOFTWARE & SERVICES--4.7%
eBay, Inc.(b)                                    16,700          719,770
Google, Inc. Class A(b)                           1,280          554,560
                                                             -----------
                                                               1,274,330
                                                             -----------

OIL & GAS DRILLING--3.5%
GlobalSantaFe Corp.                               5,500          335,775
Rowan Cos., Inc.                                 13,600          609,688
                                                             -----------
                                                                 945,463
                                                             -----------

OIL & GAS EQUIPMENT & SERVICES--5.6%
BJ Services Co.                                  10,300          417,047
National-Oilwell Varco, Inc.(b)                  14,400        1,095,408
                                                             -----------
                                                               1,512,455
                                                             -----------

OIL & GAS EXPLORATION & PRODUCTION--2.7%
Southwestern Energy Co.(b)                       16,800          724,752

OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.0%
Valero Energy Corp.                              17,200        1,073,796

PHARMACEUTICALS--5.5%
Sepracor, Inc.(b)                                11,400          648,774
Wyeth                                            18,000          832,500
                                                             -----------
                                                               1,481,274
                                                             -----------

RAILROADS--1.6%
Norfolk Southern Corp.                            8,800          438,592

RESTAURANTS--0.9%
Starbucks Corp.(b)                                7,300          231,410

Phoenix Fundamental Growth Fund

                                                 SHARES         VALUE
                                                 ------      -----------

SOFT DRINKS--3.3%
PepsiCo, Inc.                                    15,400      $   880,572

SPECIALIZED FINANCE--1.7%
Chicago Mercantile Exchange
  Holdings, Inc.                                  1,100          465,575

SPECIALTY STORES--5.8%
Dick's Sporting Goods, Inc.(b)                   13,400          492,718
PETsMART, Inc.                                   17,000          426,020
Staples, Inc.                                    27,600          654,396
                                                             -----------
                                                               1,573,134
                                                             -----------

SYSTEMS SOFTWARE--1.9%
Microsoft Corp.                                  18,100          509,515
--------------------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $20,841,614)                                 23,218,968
--------------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--10.8%

COMMUNICATIONS EQUIPMENT--2.4%
Nokia Oyj Sponsored ADR (Finland)                34,700          637,786

OIL & GAS DRILLING--4.4%
Nabors Industries Ltd. (United
  States)(b)                                     14,600        1,186,250

PROPERTY & CASUALTY INSURANCE--2.6%
ACE Ltd. (United States)                         13,000          711,750

REINSURANCE--1.4%
PartnerRe Ltd. (United States)                    6,300          389,214
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,661,422)                                   2,925,000
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--96.8%
(IDENTIFIED COST $23,503,036)                                 26,143,968
--------------------------------------------------------------------------------


                                                  PAR
                                                 VALUE
                                                  (000)
                                                 ------

SHORT-TERM INVESTMENTS--3.5%

COMMERCIAL PAPER(d)--3.5%
UBS Finance Delaware LLC 4.47%,
  2/1/06                                           $940          940,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $940,000)                                       940,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $24,443,036)                                 27,083,968(a)

Other assets and liabilities, net--(0.3)%                        (70,364)
                                                             -----------
NET ASSETS--100.0%                                           $27,013,604
                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $2,752,423 and gross depreciation of $209,438 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $24,540,983.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Large-Cap Growth Fund


                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                 SHARES         VALUE
                                                 ------      -----------

DOMESTIC COMMON STOCKS--98.0%

AEROSPACE & DEFENSE--2.2%
United Technologies Corp.                        43,760      $ 2,554,271

AIR FREIGHT & LOGISTICS--1.6%
FedEx Corp.                                      19,020        1,923,873

APPLICATION SOFTWARE--3.0%
Adobe Systems, Inc.                              49,840        1,979,645
NAVTEQ Corp.(b)                                  36,200        1,625,742
                                                             -----------
                                                               3,605,387
                                                             -----------

BIOTECHNOLOGY--3.7%
Amgen, Inc.(b)                                   32,490        2,368,196
Genentech, Inc.(b)                               22,850        1,963,272
                                                             -----------
                                                               4,331,468
                                                             -----------

BREWERS--1.6%
Anheuser-Busch Cos., Inc.                        46,080        1,909,555

COMMUNICATIONS EQUIPMENT--4.1%
Corning, Inc.(b)                                 93,270        2,271,125
QUALCOMM, Inc.                                   53,140        2,548,594
                                                             -----------
                                                               4,819,719
                                                             -----------

COMPUTER & ELECTRONICS RETAIL--1.8%
Best Buy Co., Inc.                               41,280        2,091,245

COMPUTER HARDWARE--2.8%
Dell, Inc.(b)                                    55,410        1,624,067
International Business Machines
  Corp.                                          21,400        1,739,820
                                                             -----------
                                                               3,363,887
                                                             -----------

COMPUTER STORAGE & PERIPHERALS--3.3%
EMC Corp.(b)                                    133,860        1,793,724
Network Appliance, Inc.(b)                       67,100        2,093,520
                                                             -----------
                                                               3,887,244
                                                             -----------

CONSUMER FINANCE--2.1%
American Express Co.                             48,450        2,541,202

DATA PROCESSING & OUTSOURCED SERVICES--2.0%
First Data Corp.                                 52,790        2,380,829

DEPARTMENT STORES--3.6%
Kohl's Corp.(b)                                  36,450        1,618,015
Penney (J.C.) Co., Inc.                          46,680        2,604,744
                                                             -----------
                                                               4,222,759
                                                             -----------


                                                 SHARES         VALUE
                                                 ------      -----------

DRUG RETAIL--2.1%
CVS Corp.                                        91,400      $ 2,537,264

ELECTRONIC MANUFACTURING SERVICES--1.6%
Jabil Circuit, Inc.(b)                           47,020        1,899,608

FOOTWEAR--1.4%
NIKE, Inc. Class B                               21,140        1,711,283

HEALTH CARE DISTRIBUTORS--3.1%
Cardinal Health, Inc.                            50,240        3,619,290

HEALTH CARE EQUIPMENT--4.9%
Beckman Coulter, Inc.                            18,590        1,107,035
Medtronic, Inc.                                  40,950        2,312,446
St. Jude Medical, Inc.(b)                        47,220        2,319,919
                                                             -----------
                                                               5,739,400
                                                             -----------

HEALTH CARE FACILITIES--1.9%
HCA, Inc.                                        45,540        2,235,103

HOME ENTERTAINMENT SOFTWARE--2.5%
Electronic Arts, Inc.(b)                         54,800        2,990,984

HOME IMPROVEMENT RETAIL--1.9%
Lowe's Cos., Inc.                                36,060        2,291,613

HOUSEHOLD PRODUCTS--2.1%
Colgate-Palmolive Co.                            44,780        2,457,974

HOUSEWARES & SPECIALTIES--1.7%
Newell Rubbermaid, Inc.                          83,406        1,971,718

INDUSTRIAL CONGLOMERATES--3.7%
General Electric Co.                            134,240        4,396,360

INDUSTRIAL MACHINERY--1.7%
Illinois Tool Works, Inc.                        23,560        1,985,872

INTERNET SOFTWARE & SERVICES--4.7%
eBay, Inc.(b)                                    42,700        1,840,370
Google, Inc. Class A(b)                           5,160        2,235,570
Yahoo!, Inc.(b)                                  41,870        1,437,816
                                                             -----------
                                                               5,513,756
                                                             -----------

MANAGED HEALTH CARE--2.1%
UnitedHealth Group, Inc.                         42,480        2,524,162

MOVIES & ENTERTAINMENT--1.6%
News Corp. Class A                              120,210        1,894,510

Phoenix Large-Cap Growth Fund

                                                 SHARES         VALUE
                                                 ------      -----------

OIL & GAS EQUIPMENT & SERVICES--1.8%
Schlumberger Ltd.                                17,100      $ 2,179,395

OIL & GAS EXPLORATION & PRODUCTION--1.8%
XTO Energy, Inc.                                 42,250        2,073,630

OTHER DIVERSIFIED FINANCIAL SERVICES--1.5%
Citigroup, Inc.                                  38,410        1,789,138

PACKAGED FOODS & MEATS--1.5%
Hershey Foods Corp.                              34,590        1,771,008

PHARMACEUTICALS--5.9%
Abbott Laboratories                              57,120        2,464,728
Johnson & Johnson                                32,160        1,850,486
Wyeth                                            56,590        2,617,288
                                                             -----------
                                                               6,932,502
                                                             -----------

REGIONAL BANKS--1.6%
Synovus Financial Corp.                          66,680        1,845,036

RESTAURANTS--1.6%
Yum! Brands, Inc.                                39,460        1,952,086

SEMICONDUCTOR EQUIPMENT--2.1%
Applied Materials, Inc.                         127,680        2,432,304

SEMICONDUCTORS--5.1%
Intel Corp.                                     114,820        2,442,221
Texas Instruments, Inc.                          42,330        1,237,306
Xilinx, Inc.                                     82,020        2,309,683
                                                             -----------
                                                               5,989,210
                                                             -----------

SYSTEMS SOFTWARE--3.1%
Microsoft Corp.                                 131,580        3,703,977

WIRELESS TELECOMMUNICATION SERVICES--3.2%
American Tower Corp. Class A(b)                  60,400        1,868,776
NII Holdings, Inc.(b)                            38,340        1,896,296
                                                             -----------
                                                               3,765,072
                                                             -----------
--------------------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $106,765,378)                               115,833,694
--------------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(c)--1.7%

ALUMINUM--1.7%
Alcan, Inc. (United States)                      42,710        2,083,821
--------------------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,496,409)                                   2,083,821
--------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.7%
(IDENTIFIED COST $108,261,787)                               117,917,515
--------------------------------------------------------------------------------


                                                  PAR
                                                 VALUE
                                                  (000)         VALUE
                                                 ------     ------------

SHORT-TERM INVESTMENTS--0.6%

COMMERCIAL PAPER(d)--0.6%
Clipper Receivables Corp. 4.47%,
  2/1/06                                           $690     $    690,000
--------------------------------------------------------------------------------

TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $690,000)                                       690,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $108,951,787)                               118,607,515(a)

Other assets and liabilities, net--(0.3)%                       (373,412)
                                                            ------------
NET ASSETS--100.0%                                          $118,234,103
                                                            ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,088,482 and gross depreciation of $2,432,754 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $108,951,787.
(b) Non-income producing.
(c) Foreign common stocks are determined based on the country in which the security is issued. The country of risk is determined based on criteria described in Note 1D "Foreign security country determination" in the Notes to Schedules of Investments.
(d) The rate shown is the discount rate.

Phoenix Strategic Growth Fund

                             SCHEDULE OF INVESTMENTS
                                JANUARY 31, 2006
                                   (UNAUDITED)

                                                 SHARES         VALUE
                                                 ------      -----------

DOMESTIC COMMON STOCKS--100.7%

AEROSPACE & DEFENSE--3.9%
United Technologies Corp.                        82,000      $ 4,786,340

APPAREL RETAIL--2.1%
TJX Cos., Inc. (The)                             99,500        2,540,235

APPLICATION SOFTWARE--5.2%
Adobe Systems, Inc.                              77,390        3,073,931
NAVTEQ Corp.(b)                                  72,550        3,258,220
                                                             -----------
                                                               6,332,151
                                                             -----------

BIOTECHNOLOGY--5.7%
Amgen, Inc.(b)                                   52,200        3,804,858
Genentech, Inc.(b)                               36,500        3,136,080
                                                             -----------
                                                               6,940,938
                                                             -----------

COMMUNICATIONS EQUIPMENT--6.4%
Corning, Inc.(b)                                149,600        3,642,760
QUALCOMM, Inc.                                   86,200        4,134,152
                                                             -----------
                                                               7,776,912
                                                             -----------

COMPUTER & ELECTRONICS RETAIL--3.1%
Best Buy Co., Inc.                               74,460        3,772,144

COMPUTER HARDWARE--2.4%
Dell, Inc.(b)                                   102,090        2,992,258

COMPUTER STORAGE & PERIPHERALS--4.6%
EMC Corp.(b)                                    188,380        2,524,292
Network Appliance, Inc.(b)                      100,250        3,127,800
                                                             -----------
                                                               5,652,092
                                                             -----------

CONSTRUCTION MATERIALS--2.0%
Vulcan Materials Co.                             34,100        2,451,108

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.0%
Oshkosh Truck Corp.                              50,200        2,475,362

DEPARTMENT STORES--3.0%
Penney (J.C.) Co., Inc.                          66,220        3,695,076

ELECTRONIC MANUFACTURING SERVICES--2.2%
Jabil Circuit, Inc.(b)                           66,910        2,703,164

HEALTH CARE DISTRIBUTORS--2.5%
Cardinal Health, Inc.                            42,230        3,042,249


                                                 SHARES         VALUE
                                                 ------      -----------

HEALTH CARE EQUIPMENT--5.7%
Beckman Coulter, Inc.                            44,490      $ 2,649,380
Medtronic, Inc.                                  77,000        4,348,190
                                                             -----------
                                                               6,997,570
                                                             -----------

HOME ENTERTAINMENT SOFTWARE--3.2%
Electronic Arts, Inc.(b)                         71,300        3,891,554

HOME IMPROVEMENT RETAIL--3.0%
Lowe's Cos., Inc.                                57,170        3,633,154

HOUSEHOLD PRODUCTS--3.0%
Colgate-Palmolive Co.                            66,480        3,649,087

HUMAN RESOURCES & EMPLOYMENT SERVICES--2.0%
Monster Worldwide, Inc.(b)                       56,700        2,418,822

INDUSTRIAL CONGLOMERATES--4.2%
General Electric Co.                            158,300        5,184,325

INTERNET SOFTWARE & SERVICES--8.1%
eBay, Inc.(b)                                    49,110        2,116,641
Google, Inc. Class A(b)                          10,970        4,752,753
Yahoo!, Inc.(b)                                  88,130        3,026,384
                                                             -----------
                                                               9,895,778
                                                             -----------

INVESTMENT BANKING & BROKERAGE--1.1%
Jefferies Group, Inc.                            25,000        1,361,750

MANAGED HEALTH CARE--3.1%
UnitedHealth Group, Inc.                         63,590        3,778,518

OIL & GAS EQUIPMENT & SERVICES--2.0%
Grant Prideco, Inc.(b)                           48,800        2,444,392

OIL & GAS EXPLORATION & PRODUCTION--3.4%
XTO Energy, Inc.                                 84,730        4,158,548

OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
Citigroup, Inc.                                  84,180        3,921,104

PHARMACEUTICALS--3.2%
Wyeth                                            84,320        3,899,800

SEMICONDUCTORS--7.1%
Intel Corp.                                     114,510        2,435,627
Texas Instruments, Inc.                         100,000        2,923,000
Xilinx, Inc.                                    118,730        3,343,437
                                                             -----------
                                                               8,702,064
                                                             -----------

Phoenix Strategic Growth Fund

                                                 SHARES         VALUE
                                                 ------      -----------

WIRELESS TELECOMMUNICATION SERVICES--3.3%
American Tower Corp. Class A(b)                  64,130      $ 1,984,182
NII Holdings, Inc.(b)                            40,980        2,026,871
                                                             -----------
                                                               4,011,053
                                                             -----------
--------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $112,150,738)                               123,107,548
--------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.7%
(IDENTIFIED COST $112,150,738)                               123,107,548
--------------------------------------------------------------------------------


                                                  PAR
                                                 VALUE
                                                 (000)
                                                 ------

SHORT-TERM INVESTMENTS--0.7%

COMMERCIAL PAPER(c)--0.7%
Sysco Corp. 4.45%, 2/1/06                          $795          795,000
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $795,000)                                       795,000
--------------------------------------------------------------------------------


TOTAL INVESTMENTS--101.4%
(IDENTIFIED COST $112,945,738)                               123,902,548(a)

Other assets and liabilities, net--(1.4)%                     (1,674,544)
                                                            ------------
NET ASSETS--100.0%                                          $122,228,004
                                                            ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,742,373 and gross depreciation of $2,785,563 for federal income tax purposes. At January 31, 2006, the aggregate cost of securities for federal income tax purposes was $112,945,738.
(b) Non-income producing.
(c) The rate shown is the discount rate.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO SCHEDULES OF INVESTMENTS
JANUARY 31, 2006 (UNAUDITED)


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

       The following is a summary of significant accounting policies consistently followed by the Phoenix Strategic Equity Series Fund in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A. SECURITY VALUATION

       Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

       Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

       As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

       Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION
    Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.

D. FOREIGN SECURITY COUNTRY DETERMINATION

       A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.



ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Strategic Equity Series Fund
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, Executive Vice President
                           (principal executive officer)

Date   March 29, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                           Nancy G. Curtiss, Chief Financial Officer and
                             Treasurer
                           (principal financial officer)

Date   March 28, 2006
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.